UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21474

               OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                    Date of reporting period: APRIL 30, 2005
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

        PRINCIPAL                                                                            EFFECTIVE
           AMOUNT                                               COUPON        MATURITY       MATURITY*          VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--130.7%
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--126.0%
$           5,000     ABAG Finance Authority for NonProfit
                      Corporations COP                           5.600%      11/01/2023     11/01/2005 1     $      5,032
--------------------------------------------------------------------------------------------------------------------------
           10,000     ABAG Finance Authority for NonProfit
                      Corporations COP                           5.800       03/01/2023     09/01/2005 1           10,012
--------------------------------------------------------------------------------------------------------------------------
          250,000     ABAG Finance Authority for NonProfit
                      Corporations COP (Lytton Gardens)          6.000       02/15/2019     02/15/2008 1          266,253
--------------------------------------------------------------------------------------------------------------------------
          335,000     ABAG Finance Authority for NonProfit
                      Corporations, Series A                     0.000 4     04/20/2019     04/20/2012 1          149,799
--------------------------------------------------------------------------------------------------------------------------
          115,000     Adelanto Improvement Agency, Series B      5.500       12/01/2023     06/01/2005 1          116,409
--------------------------------------------------------------------------------------------------------------------------
           75,000     Adelanto Public Financing Authority,
                      Series B                                   7.250       09/15/2015     09/15/2005 1           75,405
--------------------------------------------------------------------------------------------------------------------------
           20,000     Alameda County COP (Alameda County
                      Medical Center)                            5.300       06/01/2026     06/01/2005 1           20,050
--------------------------------------------------------------------------------------------------------------------------
           10,000     Alum Rock Union Elementary School
                      District                                   5.300       09/01/2021     09/01/2005 1           10,081
--------------------------------------------------------------------------------------------------------------------------
           25,000     Azusa COP                                  5.750       08/01/2020     08/01/2005 1           25,434
--------------------------------------------------------------------------------------------------------------------------
          115,000     Bay Area Governments Association,          5.800       12/15/2008     06/15/2005 1          117,749
                      Series A
--------------------------------------------------------------------------------------------------------------------------
          110,000     Bay Area Governments Association,
                      Series A                                   6.000       12/15/2014     06/15/2005 1          112,659
--------------------------------------------------------------------------------------------------------------------------
           15,000     Bay Area Governments Association,          5.750       09/03/2019     09/03/2005 1           15,450
                      Series A1
--------------------------------------------------------------------------------------------------------------------------
           50,000     Beaumont Financing Authority, Series A     7.000       09/01/2023     09/01/2005 1           50,183
--------------------------------------------------------------------------------------------------------------------------
           60,000     Beaumont Financing Authority, Series A     7.375       09/01/2032     09/01/2010 1           65,288
--------------------------------------------------------------------------------------------------------------------------
           50,000     Bell Community Hsg. Authority
                      (Mobile Home Parks)                        6.400       10/01/2025     10/01/2005 1           51,626
--------------------------------------------------------------------------------------------------------------------------
          135,000     Berkeley GO                                5.625       09/01/2027     09/01/2005 1          138,769
--------------------------------------------------------------------------------------------------------------------------
          750,000     Blythe Redevel. Agency (Redevel.
                      Project No. 1 Tax Allocation)              6.200       05/01/2031     05/01/2011 1          812,190
--------------------------------------------------------------------------------------------------------------------------
          180,000     Burbank Glendale Pasadena Airport
                      Authority                                  6.400       06/01/2010     06/01/2005 1          180,522
--------------------------------------------------------------------------------------------------------------------------
           60,000     CA County Tobacco Securitization
                      Agency (TASC)                              5.500       06/01/2033     04/24/2013 2           57,636
--------------------------------------------------------------------------------------------------------------------------
          445,000     CA County Tobacco Securitization
                      Agency (TASC)                              5.750       06/01/2029     12/01/2012 3          442,103
--------------------------------------------------------------------------------------------------------------------------
          110,000     CA County Tobacco Securitization
                      Agency (TASC)                              5.750       06/01/2030     06/04/2012 3          109,487
--------------------------------------------------------------------------------------------------------------------------
          100,000     CA County Tobacco Securitization
                      Agency (TASC)                              5.875       06/01/2043     09/01/2019 2           98,868
--------------------------------------------------------------------------------------------------------------------------
           50,000     CA County Tobacco Securitization
                      Agency (TASC)                              6.000       06/01/2029     06/01/2012             50,615
--------------------------------------------------------------------------------------------------------------------------
           25,000     CA Department of Veterans Affairs
                      Home Purchase                              5.100       12/01/2019     06/01/2005 1           25,018
--------------------------------------------------------------------------------------------------------------------------
           60,000     CA Department of Veterans Affairs
                      Home Purchase                              5.500       12/01/2019     01/09/2012 1           63,772
--------------------------------------------------------------------------------------------------------------------------
          100,000     CA Department of Water Resources
                      (Center Valley)                            5.250       07/01/2022     07/01/2005 1          100,016


1        |       OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

        PRINCIPAL                                                                            EFFECTIVE
           AMOUNT                                               COUPON        MATURITY       MATURITY*           VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          25,000     CA Department of Water Resources
                      (Center Valley)                            5.400%      07/01/2012     07/01/2005 1     $     25,056
--------------------------------------------------------------------------------------------------------------------------
           10,000     CA Educational Facilities Authority
                      (Cedars-Sinai Medical Center)              6.125       12/01/2019     12/01/2009 1           10,937
--------------------------------------------------------------------------------------------------------------------------
           20,000     CA Educational Facilities Authority
                      (College and University Financing)         6.250       06/01/2018     06/01/2005 1           20,033
--------------------------------------------------------------------------------------------------------------------------
           85,000     CA Educational Facilities Authority
                      (College of Osteopathic Medicine)          5.750       06/01/2018     06/01/2005 1           86,918
--------------------------------------------------------------------------------------------------------------------------
           90,000     CA Educational Facilities Authority
                      (University of Redlands)                   6.000       10/01/2025     10/01/2005 1           92,759
--------------------------------------------------------------------------------------------------------------------------
           60,000     CA GO                                      5.100       03/01/2010     09/02/2005 1           60,112
--------------------------------------------------------------------------------------------------------------------------
           25,000     CA GO                                      5.125       10/01/2017     10/01/2005 1           25,228
--------------------------------------------------------------------------------------------------------------------------
           90,000     CA GO                                      5.125       10/01/2017     10/01/2005 1           90,822
--------------------------------------------------------------------------------------------------------------------------
           85,000     CA GO                                      5.150       10/01/2019     10/01/2005 1           85,428
--------------------------------------------------------------------------------------------------------------------------
           50,000     CA GO                                      5.150       10/01/2019     10/01/2005 1           50,460
--------------------------------------------------------------------------------------------------------------------------
           25,000     CA GO                                      5.250       04/01/2018     10/01/2005 1           25,027
--------------------------------------------------------------------------------------------------------------------------
           10,000     CA GO                                      5.250       04/01/2019     10/01/2005 1           10,011
--------------------------------------------------------------------------------------------------------------------------
           10,000     CA GO                                      5.500       04/01/2019     10/01/2005 1           10,110
--------------------------------------------------------------------------------------------------------------------------
           35,000     CA GO                                      5.500       03/01/2020     09/01/2005 1           35,701
--------------------------------------------------------------------------------------------------------------------------
            5,000     CA GO                                      5.500       03/01/2020     09/01/2005 1            5,092
--------------------------------------------------------------------------------------------------------------------------
           15,000     CA GO                                      5.500       10/01/2022     10/01/2005 1           15,111
--------------------------------------------------------------------------------------------------------------------------
           25,000     CA GO                                      5.625       10/01/2023     10/01/2006 1           26,189
--------------------------------------------------------------------------------------------------------------------------
            5,000     CA GO                                      5.625       09/01/2024     09/01/2006 1            5,178
--------------------------------------------------------------------------------------------------------------------------
           15,000     CA GO                                      5.750       03/01/2015     09/01/2005 1           15,298
--------------------------------------------------------------------------------------------------------------------------
           35,000     CA GO                                      5.750       11/01/2017     05/01/2005 1           35,519
--------------------------------------------------------------------------------------------------------------------------
           35,000     CA GO                                      5.750       11/01/2017     05/01/2005 1           35,519
--------------------------------------------------------------------------------------------------------------------------
           25,000     CA GO                                      5.800       06/01/2013     06/01/2005 1           25,061
--------------------------------------------------------------------------------------------------------------------------
          105,000     CA GO                                      5.900       04/01/2023     10/01/2005 1          106,384
--------------------------------------------------------------------------------------------------------------------------
           40,000     CA GO                                      5.900       03/01/2025     09/01/2005 1           40,772
--------------------------------------------------------------------------------------------------------------------------
           20,000     CA GO                                      6.000       08/01/2015     08/01/2005 1           20,362
--------------------------------------------------------------------------------------------------------------------------
            5,000     CA GO                                      6.000       05/01/2018     05/01/2005 1            5,119
--------------------------------------------------------------------------------------------------------------------------
           15,000     CA GO                                      6.000       10/01/2021     10/01/2005 1           15,204
--------------------------------------------------------------------------------------------------------------------------
          605,000     CA GO                                      6.250       10/01/2019     10/01/2005 1          605,169
--------------------------------------------------------------------------------------------------------------------------
           10,000     CA GO                                      6.800       11/01/2008     05/01/2005 1           10,298
--------------------------------------------------------------------------------------------------------------------------
          125,000     CA Golden State Tobacco
                      Securitization Corp.                       5.500       06/01/2019     06/01/2007 1          130,903
--------------------------------------------------------------------------------------------------------------------------
          200,000     CA Golden State Tobacco
                      Securitization Corp.                       5.750       06/01/2021     06/01/2008 1          213,938
--------------------------------------------------------------------------------------------------------------------------
        3,930,000     CA Golden State Tobacco
                      Securitization Corp.                       6.250       06/01/2033     09/11/2012 3        4,038,822
--------------------------------------------------------------------------------------------------------------------------
          745,000     CA Golden State Tobacco
                      Securitization Corp.                       6.625       06/01/2040     06/01/2013 1          782,474
--------------------------------------------------------------------------------------------------------------------------
        1,840,000     CA Golden State Tobacco
                      Securitization Corp.                       6.750       06/01/2039     06/01/2013 1        1,954,522
--------------------------------------------------------------------------------------------------------------------------
          300,000     CA Golden State Tobacco
                      Securitization Corp.                       7.800       06/01/2042     06/01/2013 1          346,557


2        |       OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

        PRINCIPAL                                                                            EFFECTIVE
           AMOUNT                                               COUPON        MATURITY       MATURITY*           VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$       1,555,000     CA Golden State Tobacco
                      Securitization Corp.                       7.900%      06/01/2042     06/01/2013 1     $  1,806,397
--------------------------------------------------------------------------------------------------------------------------
        1,120,000     CA Golden State Tobacco
                      Securitization Corp. (TASC)                7.875       06/01/2042     06/01/2013 1        1,299,256
--------------------------------------------------------------------------------------------------------------------------
          480,000     CA Golden State Tobacco
                      Securitization Corp. (TASC)                7.875       06/01/2042     06/01/2013 1          556,824
--------------------------------------------------------------------------------------------------------------------------
           20,000     CA Health Facilities Financing
                      Authority (Catholic Healthcare
                      West), Series A                            6.000       07/01/2025     07/01/2008 1           21,050
--------------------------------------------------------------------------------------------------------------------------
           10,000     CA Health Facilities Financing
                      Authority (Children's Hospital)            5.375       07/01/2016     07/01/2006 1           10,478
--------------------------------------------------------------------------------------------------------------------------
           10,000     CA Health Facilities Financing
                      Authority (Children's Hospital)            5.750       07/01/2023     09/01/2005 1           10,027
--------------------------------------------------------------------------------------------------------------------------
           25,000     CA Health Facilities Financing
                      Authority (Community Program)              7.200       01/01/2012     08/01/2005 1           25,365
--------------------------------------------------------------------------------------------------------------------------
           25,000     CA Health Facilities Financing
                      Authority (Fellowship Homes)               6.000       09/01/2019     09/01/2006 1           26,285
--------------------------------------------------------------------------------------------------------------------------
           20,000     CA Health Facilities Financing
                      Authority (Mercy Senior Hsg.)              5.800       12/01/2018     12/01/2005 1           20,199
--------------------------------------------------------------------------------------------------------------------------
            5,000     CA Health Facilities Financing
                      Authority (Small Facilities Loan),
                      Series A                                   6.700       03/01/2011     09/01/2005 1            5,013
--------------------------------------------------------------------------------------------------------------------------
           25,000     CA HFA                                     5.650       02/01/2008     08/01/2006 1           25,964
--------------------------------------------------------------------------------------------------------------------------
           50,000     CA HFA                                     5.900       02/01/2009     08/01/2005 1           51,203
--------------------------------------------------------------------------------------------------------------------------
           30,000     CA HFA (Multifamily Hsg.)                  5.450       08/01/2028     08/01/2010 1           30,994
--------------------------------------------------------------------------------------------------------------------------
           35,000     CA HFA (Multifamily Hsg.)                  5.950       08/01/2028     02/01/2009 1           36,206
--------------------------------------------------------------------------------------------------------------------------
          200,000     CA HFA (Multifamily Hsg.)                  6.050       08/01/2016     08/01/2006 1          209,808
--------------------------------------------------------------------------------------------------------------------------
           25,000     CA HFA (Multifamily Hsg.)                  6.050       08/01/2027     08/01/2006 1           26,312
--------------------------------------------------------------------------------------------------------------------------
           55,000     CA HFA (Multifamily Hsg.)                  6.050       08/01/2038     02/01/2009 1           56,888
--------------------------------------------------------------------------------------------------------------------------
           15,000     CA HFA (Multifamily Hsg.)                  6.150       08/01/2022     08/01/2006 1           15,552
--------------------------------------------------------------------------------------------------------------------------
           25,000     CA HFA (Multifamily Hsg.)                  6.300       08/01/2026     02/01/2008 1           25,727
--------------------------------------------------------------------------------------------------------------------------
           10,000     CA HFA (Single Family Mtg.), Series A      5.300       08/01/2018     02/01/2010 1           10,337
--------------------------------------------------------------------------------------------------------------------------
           10,000     CA HFA (Single Family Mtg.), Series B      6.200       08/01/2014     10/01/2007 1           10,085
--------------------------------------------------------------------------------------------------------------------------
            5,000     CA HFA, Series B                           7.000       08/01/2014     02/01/2006              5,109
--------------------------------------------------------------------------------------------------------------------------
          465,000     CA HFA, Series B                           7.125       08/01/2024     08/01/2005 1          484,739
--------------------------------------------------------------------------------------------------------------------------
            5,000     CA HFA, Series B-1                         5.200       08/01/2011     08/01/2009 1            5,041
--------------------------------------------------------------------------------------------------------------------------
           45,000     CA Loan Purchasing Finance Authority       5.600       10/01/2014     10/01/2005 1           45,329
--------------------------------------------------------------------------------------------------------------------------
           30,000     CA Pollution Control Financing
                      Authority (Sacramento Biosolids
                      Facility)                                  5.300       12/01/2017     12/01/2012 1           31,812
--------------------------------------------------------------------------------------------------------------------------
          130,000     CA Pollution Control Financing
                      Authority (San Diego Gas & Electric
                      Company)                                   5.850       06/01/2021     06/01/2005 1          130,291
--------------------------------------------------------------------------------------------------------------------------
           20,000     CA Pollution Control Financing
                      Authority (Southern California
                      Edison Company)                            5.550       09/01/2031     09/01/2011 1           21,455


3        |       OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

        PRINCIPAL                                                                            EFFECTIVE
           AMOUNT                                               COUPON        MATURITY       MATURITY*           VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         375,000     CA Pollution Control Financing
                      Authority (Southern California
                      Edison Company)                            6.000%      07/01/2027     07/01/2005 1     $    376,178
--------------------------------------------------------------------------------------------------------------------------
          700,000     CA Pollution Control Financing
                      Authority (Southern California
                      Edison Company)                            6.400       12/01/2024     12/01/2005 1          702,758
--------------------------------------------------------------------------------------------------------------------------
          470,000     CA Pollution Control Financing
                      Authority (Southern California
                      Edison Company)                            6.400       12/01/2024     06/01/2005 1          478,272
--------------------------------------------------------------------------------------------------------------------------
          225,000     CA Pollution Control Financing
                      Authority (Southern California
                      Edison Company)                            6.400       12/01/2024     06/01/2005 1          229,725
--------------------------------------------------------------------------------------------------------------------------
           10,000     CA Pollution Control Financing
                      Authority (Southern California
                      Edison Company)                            6.900       12/01/2017     12/01/2005 1           10,141
--------------------------------------------------------------------------------------------------------------------------
           20,000     CA Pollution Control Financing
                      Authority (Southern California Water
                      Company)                                   5.500       12/01/2026     12/01/2005 1           20,233
--------------------------------------------------------------------------------------------------------------------------
          360,000     CA Public Works (Department of
                      Corrections)                               5.250       01/01/2021     01/01/2006 1          365,648
--------------------------------------------------------------------------------------------------------------------------
        1,000,000     CA Public Works (Department of
                      Corrections)                               5.500       01/01/2017     01/01/2006 1        1,037,680
--------------------------------------------------------------------------------------------------------------------------
           35,000     CA Public Works (Department of
                      Corrections)                               5.500       06/01/2019     06/01/2006 1           35,776
--------------------------------------------------------------------------------------------------------------------------
          200,000     CA Public Works (Department of
                      Corrections)                               5.500       06/01/2019     06/01/2005 1          204,432
--------------------------------------------------------------------------------------------------------------------------
           25,000     CA Public Works (Department of Food
                      & Agriculture)                             5.400       06/01/2013     06/01/2005 1           25,052
--------------------------------------------------------------------------------------------------------------------------
          335,000     CA Public Works (Department of
                      Justice Building)                          5.625       05/01/2020     05/01/2005 1          339,104
--------------------------------------------------------------------------------------------------------------------------
           15,000     CA Public Works (Department of
                      Corrections-State Prison)                  5.500       06/01/2019     06/01/2006 1           15,243
--------------------------------------------------------------------------------------------------------------------------
           85,000     CA Public Works (State Universities)       5.375       10/01/2017     10/01/2006 1           89,706
--------------------------------------------------------------------------------------------------------------------------
          120,000     CA Public Works (State Universities)       5.500       12/01/2018     12/01/2005 1          121,061
--------------------------------------------------------------------------------------------------------------------------
           25,000     CA Public Works (State Universities)       5.500       06/01/2021     06/01/2005 1           25,031
--------------------------------------------------------------------------------------------------------------------------
          230,000     CA Public Works (State Universities)       5.500       06/01/2021     06/01/2005 1          230,522
--------------------------------------------------------------------------------------------------------------------------
           15,000     CA Resource Efficiency Financing
                      Authority                                  6.000       07/01/2017     07/01/2005 1           15,340
--------------------------------------------------------------------------------------------------------------------------
          100,000     CA Statewide CDA (Bouquet Canyon)          5.300       07/01/2018     07/01/2010 1          103,411
--------------------------------------------------------------------------------------------------------------------------
           95,000     CA Statewide CDA (CA Odd Fellow Hsg.)      5.375       10/01/2013     10/01/2005 1           95,601
--------------------------------------------------------------------------------------------------------------------------
           25,000     CA Statewide CDA (CA Odd Fellow Hsg.)      5.500       10/01/2023     10/01/2005 1           25,121
--------------------------------------------------------------------------------------------------------------------------
           50,000     CA Statewide CDA (Cedars-Sinai
                      Medical Center)                            5.250       11/01/2017     11/01/2005 1           50,207
--------------------------------------------------------------------------------------------------------------------------
          400,000     CA Statewide CDA (East Valley
                      Tourist)                                  11.000       10/01/2020     03/01/2007 3          412,260
--------------------------------------------------------------------------------------------------------------------------
           50,000     CA Statewide CDA (Eastfield Ming
                      Quong)                                     5.625       06/01/2020     06/01/2006             52,407
--------------------------------------------------------------------------------------------------------------------------
          400,000     CA Statewide CDA (Fairfield
                      Apartments)                                6.500       01/01/2016     10/10/2011 3          406,256


4        |       OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

        PRINCIPAL                                                                            EFFECTIVE
           AMOUNT                                               COUPON        MATURITY       MATURITY*           VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
 $        250,000     CA Statewide CDA (Live Oak School)         6.750%      10/01/2030     10/01/2011 1     $    267,523
--------------------------------------------------------------------------------------------------------------------------
          500,000     CA Statewide CDA (Rio Bravo)               6.300       12/01/2018     12/01/2005 1          509,940
--------------------------------------------------------------------------------------------------------------------------
           25,000     CA Statewide CDA (Sutter Health
                      Obligated Group)                           5.500       08/15/2022     08/15/2005 1           25,678
--------------------------------------------------------------------------------------------------------------------------
          160,000     CA Statewide CDA (Sycamore)                6.000       03/20/2038     03/20/2016 1          175,395
--------------------------------------------------------------------------------------------------------------------------
           50,000     CA Statewide CDA (United Airlines) 5,6     5.700       10/01/2033     10/01/2033             36,441
--------------------------------------------------------------------------------------------------------------------------
          155,000     CA Statewide CDA COP (Motion Picture
                      & TV Fund)                                 5.375       01/01/2020     07/01/2005 1          156,848
--------------------------------------------------------------------------------------------------------------------------
          180,000     CA Statewide CDA COP (Salk Institute
                      for Biological Studies)                    6.200       07/01/2024     07/01/2005 1          184,117
--------------------------------------------------------------------------------------------------------------------------
          500,000     CA Statewide CDA COP INFLOS                8.178 7     10/01/2011     03/15/2010 2          606,640
--------------------------------------------------------------------------------------------------------------------------
          195,000     CA Statewide Financing Authority
                      Tobacco Settlement (TASC)                  5.625       05/01/2029     04/04/2011 3          193,350
--------------------------------------------------------------------------------------------------------------------------
           95,000     CA Statewide Financing Authority
                      Tobacco Settlement (TASC)                  5.625       05/01/2029     07/30/2010 3           94,196
--------------------------------------------------------------------------------------------------------------------------
           50,000     CA University & Colleges Student Union     5.400       03/01/2016     03/01/2006 1           52,069
--------------------------------------------------------------------------------------------------------------------------
           25,000     CA Valley Health System COP                6.875       05/15/2023     05/15/2005 1           25,035
--------------------------------------------------------------------------------------------------------------------------
          295,000     CA Valley Health System, Series A          6.500       05/15/2025     05/15/2008 1          306,178
--------------------------------------------------------------------------------------------------------------------------
           90,000     CA Veterans GO                             5.125       12/01/2019     06/01/2005 1           90,042
--------------------------------------------------------------------------------------------------------------------------
        1,000,000     CA Veterans GO, Series B                   5.450       12/01/2017     12/01/2005 1        1,025,460
--------------------------------------------------------------------------------------------------------------------------
           90,000     CA Veterans GO, Series BH                  5.500       12/01/2024     12/01/2005 1           90,521
--------------------------------------------------------------------------------------------------------------------------
          135,000     CA Veterans GO, Series BH                  5.600       12/01/2032     12/01/2005 1          135,657
--------------------------------------------------------------------------------------------------------------------------
           50,000     CA Veterans GO, Series BP                  5.500       12/01/2026     06/01/2005 1           50,030
--------------------------------------------------------------------------------------------------------------------------
           10,000     CA Veterans GO, Series BT                  5.100       12/01/2013     12/01/2006 1           10,148
--------------------------------------------------------------------------------------------------------------------------
          140,000     CA Veterans GO, Series BX                  5.500       12/01/2031     06/01/2007 1          143,151
--------------------------------------------------------------------------------------------------------------------------
           15,000     CA Veterans GO, Series BZ                  5.350       12/01/2021     06/01/2008 1           15,368
--------------------------------------------------------------------------------------------------------------------------
           50,000     CA Water Resource Devel. GO, Series N      5.500       06/01/2011     06/02/2005 1           50,107
--------------------------------------------------------------------------------------------------------------------------
           50,000     CA Water Resource Devel. GO, Series Q      5.000       03/01/2016     09/02/2005 1           50,043
--------------------------------------------------------------------------------------------------------------------------
          730,000     Calaveras County Special Tax
                      Community Facilities District No. 2        7.000       09/01/2026     09/01/2011 1          811,293
--------------------------------------------------------------------------------------------------------------------------
           10,000     Carlsbad Hsg. & Redevel. Commission
                      Tax Allocation                             5.250       09/01/2019     09/01/2005 1           10,079
--------------------------------------------------------------------------------------------------------------------------
          110,000     Carson Improvement Bond Act                7.375       09/02/2022     09/02/2005 1          118,591
--------------------------------------------------------------------------------------------------------------------------
           85,000     Castaic Union School District              8.500       10/01/2013     10/01/2005 1           85,803
--------------------------------------------------------------------------------------------------------------------------
            5,000     Central CA Joint Powers Health
                      Financing Authority COP
                      (FCH/CCH/SCH/CALC/SMCH Obligated
                      Group)                                     5.500       02/01/2015     08/01/2005 1            5,004
--------------------------------------------------------------------------------------------------------------------------
           25,000     Central Valley Financing Authority
                      Cogeneration Project (Carson Ice)          5.200       07/01/2020     07/01/2005 1           25,098
--------------------------------------------------------------------------------------------------------------------------
           40,000     Chico (Walker Senior Hsg. Corp.)           5.700       11/01/2023     11/01/2005 1           40,279
--------------------------------------------------------------------------------------------------------------------------
          500,000     Chula Vista Redevel. Agency
                      (Bayfront) 8                               8.250       05/01/2024     05/01/2005 1          532,550


5        |       OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

        PRINCIPAL                                                                            EFFECTIVE
           AMOUNT                                               COUPON        MATURITY       MATURITY*           VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
 $         15,000     Clayton Redevel. Agency                    5.500%      08/01/2024     08/01/2005 1     $     15,096
--------------------------------------------------------------------------------------------------------------------------
          570,000     Coalinga Regional Medical Center COP       5.000       09/01/2014     09/01/2008 2          564,015
--------------------------------------------------------------------------------------------------------------------------
           95,000     Contra Costa County Multifamily Hsg.
                      (Crescent Park Apartments)                 7.800       12/20/2014     06/20/2005 1           99,955
--------------------------------------------------------------------------------------------------------------------------
           30,000     Crescent City Public Financing
                      Authority                                  7.750       09/15/2012     09/15/2005 1           30,076
--------------------------------------------------------------------------------------------------------------------------
           20,000     Culver City Unified School District GO     5.700       08/01/2025     08/01/2007 1           21,227
--------------------------------------------------------------------------------------------------------------------------
           25,000     Davis Joint Unified School District        6.100       08/15/2023     08/15/2005 1           25,109
--------------------------------------------------------------------------------------------------------------------------
          125,000     Eastern CA Municipal Water District        5.875       09/01/2034     09/01/2005 1          127,646
--------------------------------------------------------------------------------------------------------------------------
           10,000     El Cajon Redevel. Agency (El Cajon
                      Redevel.)                                  5.350       10/01/2022     10/01/2005 1           10,301
--------------------------------------------------------------------------------------------------------------------------
           15,000     El Centro Redevel. Agency                  5.500       11/01/2026     11/01/2008 1           15,759
--------------------------------------------------------------------------------------------------------------------------
           25,000     Emeryville Public Financing Authority      6.100       09/01/2012     09/01/2005 1           25,719
--------------------------------------------------------------------------------------------------------------------------
          145,000     Emeryville Public Financing Authority      6.200       09/01/2025     09/01/2006 1          149,118
--------------------------------------------------------------------------------------------------------------------------
           50,000     Etiwanda School District Facilities
                      District No. 7 Special Tax                 5.900       09/01/2031     09/01/2011 1           51,041
--------------------------------------------------------------------------------------------------------------------------
           20,000     Folsom Special Tax Community
                      Facilities District No. 7                  6.000       09/01/2024     09/01/2011 1           20,913
--------------------------------------------------------------------------------------------------------------------------
           25,000     Fullerton Community Facilities
                      District No. 1 Special Tax (Amerige
                      Heights)                                   6.200       09/01/2032     09/01/2012 1           26,072
--------------------------------------------------------------------------------------------------------------------------
           80,000     Fullerton School District Special Tax      6.300       09/01/2023     09/01/2013 1           85,434
--------------------------------------------------------------------------------------------------------------------------
           30,000     Garden Grove COP (Bahia
                      Village/Emerald Isle)                      5.700       08/01/2023     08/01/2005 1           30,232
--------------------------------------------------------------------------------------------------------------------------
          880,000     Hawthorne Community Redevel. Agency
                      Special Tax 8                              6.750       10/01/2025     10/01/2005 1          936,188
--------------------------------------------------------------------------------------------------------------------------
           45,000     Hayward Improvement Bond Act 1915          7.100       09/02/2018     09/02/2005 1           46,248
--------------------------------------------------------------------------------------------------------------------------
            5,000     Horicon Elementary School District         6.100       08/01/2021     08/01/2007 1            5,220
--------------------------------------------------------------------------------------------------------------------------
           10,000     Indian Wells Redevel. Agency Tax
                      Allocation                                 5.375       12/01/2022     12/01/2005 1           10,337
--------------------------------------------------------------------------------------------------------------------------
          530,000     Lake Elsinore Public Financing
                      Authority, Series F                        7.100       09/01/2020     09/01/2007 1          576,370
--------------------------------------------------------------------------------------------------------------------------
           15,000     Lakeside Union Elementary School
                      District                                   6.750       09/01/2026     09/01/2005 1           15,263
--------------------------------------------------------------------------------------------------------------------------
           10,000     Lincoln IBA Public Financing
                      Authority (Twelve Bridges)                 6.200       09/02/2025     09/02/2009 1           10,603
--------------------------------------------------------------------------------------------------------------------------
           20,000     Livermore Community Facilities
                      District Special Tax                       6.400       09/01/2026     09/01/2010 1           21,079
--------------------------------------------------------------------------------------------------------------------------
           10,000     Loma Linda Collateralized Loan
                      (Redlands)                                 7.375       06/01/2009     06/01/2005 1           10,032
--------------------------------------------------------------------------------------------------------------------------
          175,000     Loma Linda Hospital (Loma Linda
                      University Medical Center)                 5.375       12/01/2022     06/01/2005 1          176,848
--------------------------------------------------------------------------------------------------------------------------
           50,000     Long Beach Airport COP                     5.000       06/01/2016     06/01/2005 1           50,084
--------------------------------------------------------------------------------------------------------------------------
          295,000     Long Beach Harbor                          5.375       05/15/2020     05/15/2007 1          301,213
--------------------------------------------------------------------------------------------------------------------------


6        |       OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

        PRINCIPAL                                                                            EFFECTIVE
           AMOUNT                                               COUPON        MATURITY       MATURITY*           VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          25,000     Long Beach Special Tax Community
                      Facilities District No. 6                  6.250%      10/01/2026     10/01/2012 1     $     25,998
--------------------------------------------------------------------------------------------------------------------------
          150,000     Los Angeles Community Facilities
                      District Special Tax (Cascade
                      Business Park)                             6.400       09/01/2022     09/01/2007 1          158,153
--------------------------------------------------------------------------------------------------------------------------
           50,000     Los Angeles County COP                     5.800       12/01/2023     06/01/2005 1           50,080
--------------------------------------------------------------------------------------------------------------------------
           70,000     Los Angeles Department of Airports
                      (Los Angeles International Airport)        5.500       05/15/2009     05/15/2005 1           70,837
--------------------------------------------------------------------------------------------------------------------------
           85,000     Los Angeles Department of Airports
                      (Ontario International Airport)            6.000       05/15/2026     05/15/2006 1           88,250
--------------------------------------------------------------------------------------------------------------------------
           30,000     Los Angeles Department of Water &
                      Power                                      5.000       10/15/2011     10/15/2005 1           30,265
--------------------------------------------------------------------------------------------------------------------------
          150,000     Los Angeles Harbor, Series B               5.375       11/01/2015     11/01/2006            155,502
--------------------------------------------------------------------------------------------------------------------------
           15,000     Los Angeles Mtg. (Section 8)               5.350       07/01/2022     07/01/2005 1           15,011
--------------------------------------------------------------------------------------------------------------------------
          100,000     Los Angeles Regional Airports
                      Improvement Corp. (Laxfuel Corp.)          5.250       01/01/2023     01/01/2012 1          103,663
--------------------------------------------------------------------------------------------------------------------------
           70,000     Los Angeles Regional Airports
                      Improvement Corp. (Laxfuel Corp.)          6.375       01/01/2024     07/01/2005 1           70,888
--------------------------------------------------------------------------------------------------------------------------
          175,000     Los Angeles Single Family Mtg.
                      (Government National Mortgage Assn.
                      & FNMA Mtg. Backed), Series A              6.875       06/01/2025     06/01/2005 1          175,072
--------------------------------------------------------------------------------------------------------------------------
           35,000     M-S-R Public Power Agency (San Juan)       6.000       07/01/2022     07/01/2005 1           35,567
--------------------------------------------------------------------------------------------------------------------------
           40,000     Madera County COP (Valley Children's
                      Hospital)                                  5.750       03/15/2028     09/15/2005 1           41,172
--------------------------------------------------------------------------------------------------------------------------
           50,000     Merced Irrigation District                 6.200       09/01/2016     09/01/2005 1           51,333
--------------------------------------------------------------------------------------------------------------------------
           10,000     Milpitas Improvement Bond Act 1915         5.700       09/02/2018     09/02/2005 1           10,351
--------------------------------------------------------------------------------------------------------------------------
          430,000     Modesto Irrigation District COP            5.300       07/01/2022     01/01/2006 1          430,826
--------------------------------------------------------------------------------------------------------------------------
           10,000     Montclair Redevel. Agency (Augusta
                      Homes Villa Del Arroyo)                    6.100       11/15/2037     11/15/2014 1           10,464
--------------------------------------------------------------------------------------------------------------------------
          115,000     Montclair Redevel. Agency Tax
                      Allocation (Redevel. Project Area III)     5.500       12/01/2027     12/01/2006 1          120,997
--------------------------------------------------------------------------------------------------------------------------
           10,000     Monterey County COP (Sheriffs
                      Facility)                                  5.000       12/01/2014     12/01/2005 1           10,069
--------------------------------------------------------------------------------------------------------------------------
           10,000     Monterey Joint Powers Financing
                      Authority (Materials Recovery
                      Facilities)                                5.500       03/01/2010     09/01/2005 1           10,141
--------------------------------------------------------------------------------------------------------------------------
           45,000     Monterey Joint Powers Financing
                      Authority (Materials Recovery
                      Facilities)                                5.600       03/01/2012     09/01/2005 1           45,853
--------------------------------------------------------------------------------------------------------------------------
           50,000     Monterey Joint Powers Financing
                      Authority (Materials Recovery
                      Facilities)                                5.600       03/01/2013     09/01/2005 1           51,068
--------------------------------------------------------------------------------------------------------------------------
           65,000     Monterey Joint Powers Financing
                      Authority (Materials Recovery
                      Facilities)                                5.700       03/01/2015     09/01/2005 1           66,704
--------------------------------------------------------------------------------------------------------------------------
           20,000     Monterey Joint Powers Financing
                      Authority (Materials Recovery
                      Facilities)                                5.700       03/01/2016     09/01/2005 1           20,573
--------------------------------------------------------------------------------------------------------------------------


7        |       OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

        PRINCIPAL                                                                            EFFECTIVE
           AMOUNT                                               COUPON        MATURITY       MATURITY*           VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          55,000     Moreno Valley Special Tax (Towngate
                      Community Facilities)                      6.125%      12/01/2021     06/01/2005 1     $     55,171
--------------------------------------------------------------------------------------------------------------------------
          100,000     Morgan Hill Improvement Bond Act 1915      6.100       09/02/2010     09/02/2005 1          102,572
--------------------------------------------------------------------------------------------------------------------------
           25,000     Morgan Hill Redevel. Agency
                      (LaCrosse Village)                         6.450       12/01/2027     12/01/2005 1           25,964
--------------------------------------------------------------------------------------------------------------------------
          250,000     Norco Special Tax                          7.000       09/01/2033     09/01/2012 1          281,635
--------------------------------------------------------------------------------------------------------------------------
          120,000     Northern CA Tobacco Securitization
                      Authority (TASC), Series B                 5.000       06/01/2028     04/26/2010 3          115,464
--------------------------------------------------------------------------------------------------------------------------
           70,000     Norwalk Community Facilities
                      Financing Authority, Series B              7.400       09/15/2025     09/15/2005 1           72,225
--------------------------------------------------------------------------------------------------------------------------
          200,000     Oakland GO                                 5.875       06/15/2019     06/15/2005 1          204,770
--------------------------------------------------------------------------------------------------------------------------
           15,000     Oakland GO                                 6.000       06/15/2017     06/15/2005 1           15,360
--------------------------------------------------------------------------------------------------------------------------
          250,000     Oceanside COP (Oceanside Civic
                      Center)                                    5.250       08/01/2019     08/01/2005 1          256,448
--------------------------------------------------------------------------------------------------------------------------
           50,000     Olivenhain Municipal Water District
                      Bond Act 1915                              5.450       09/02/2027     09/02/2009 1           51,856
--------------------------------------------------------------------------------------------------------------------------
           25,000     Orange County Recovery COP                 5.875       07/01/2019     07/01/2006 1           26,371
--------------------------------------------------------------------------------------------------------------------------
          250,000     Orange County Recovery COP                 6.000       07/01/2026     07/01/2006 1          263,243
--------------------------------------------------------------------------------------------------------------------------
           40,000     Oxnard School District COP                 5.550       08/01/2021     08/01/2005 1           40,896
--------------------------------------------------------------------------------------------------------------------------
           40,000     Palm Desert Financing Authority
                      Various Assessment & Community
                      Facilities Districts                       6.000       10/01/2020     10/01/2009 1           41,367
--------------------------------------------------------------------------------------------------------------------------
           40,000     Palm Springs Unified School District
                      GO                                         5.300       02/01/2017     08/01/2005 1           41,045
--------------------------------------------------------------------------------------------------------------------------
           15,000     Paramount Multifamily Hsg. (Prince
                      Twin Towers Property)                      5.700       02/20/2033     08/20/2009 1           15,407
--------------------------------------------------------------------------------------------------------------------------
          125,000     Pittsburg Infrastructure Financing
                      Authority, Series B                        6.000       09/02/2024     09/02/2010 1          128,809
--------------------------------------------------------------------------------------------------------------------------
           10,000     Placentia Public Financing Authority       5.450       09/01/2015     09/01/2006 1           10,540
--------------------------------------------------------------------------------------------------------------------------
           10,000     Poway Unified School District              6.100       09/01/2031     09/01/2008 1           10,277
--------------------------------------------------------------------------------------------------------------------------
           25,000     R.E. Badger Water Facilities
                      Financing Authority                        5.750       10/01/2024     10/01/2007 1           26,805
--------------------------------------------------------------------------------------------------------------------------
           25,000     Rancho Mirage Redevel. Agency Tax
                      Allocation (Whitewater Redevel.)           5.000       04/01/2024     10/01/2005 1           25,288
--------------------------------------------------------------------------------------------------------------------------
          500,000     Richmond Improvement Bond Act 1915         7.000       09/02/2017     09/02/2008 1          540,465
--------------------------------------------------------------------------------------------------------------------------
          500,000     Riverside County Public Financing
                      Authority COP                              5.750       05/15/2019     05/15/2009 1          524,035
--------------------------------------------------------------------------------------------------------------------------
          590,000     Riverside County Public Financing
                      Authority Improvement Bond Act of
                      1915 (Rancho Village)                      6.250       09/02/2013     08/12/2010 3          629,011
--------------------------------------------------------------------------------------------------------------------------
           10,000     Rosemead Redevel. Agency                   5.500       10/01/2018     10/01/2005 1           10,045
--------------------------------------------------------------------------------------------------------------------------
          145,000     Rosemead Redevel. Agency                   5.600       10/01/2033     10/01/2005 1          145,529
--------------------------------------------------------------------------------------------------------------------------
          750,000     Roseville Woodcreek West Community         6.700       09/01/2025     09/01/2011 1          798,713
                      Facility
--------------------------------------------------------------------------------------------------------------------------
           40,000     Sacramento County Airport System           5.750       07/01/2024     07/01/2005 1           40,097
--------------------------------------------------------------------------------------------------------------------------
           50,000     Sacramento County Airport System,
                      Series A                                   5.900       07/01/2024     07/01/2006 1           52,481
--------------------------------------------------------------------------------------------------------------------------


8        |       OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

        PRINCIPAL                                                                            EFFECTIVE
           AMOUNT                                               COUPON        MATURITY       MATURITY*           VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         250,000     Sacramento County Sanitation
                      District, Series A                         5.875%      12/01/2027     12/01/2005 1     $    256,983
--------------------------------------------------------------------------------------------------------------------------
           60,000     Sacramento Improvement Bond Act
                      (Willowcreek II)                           6.700       09/02/2022     09/02/2005 1           62,162
--------------------------------------------------------------------------------------------------------------------------
          250,000     Sacramento Power Authority
                      (Cogeneration)                             6.000       07/01/2022     07/01/2006 1          264,395
--------------------------------------------------------------------------------------------------------------------------
           10,000     Sacramento Special Tax (Community
                      Facilities District No. 97-1)              5.700       12/01/2020     12/01/2009 1           10,273
--------------------------------------------------------------------------------------------------------------------------
          405,000     Sacramento Special Tax (Community
                      Facilities District No. 97-1)              6.750       09/01/2027     09/01/2005 1          417,369
--------------------------------------------------------------------------------------------------------------------------
           50,000     Salinas Improvement Bond Act               5.450       09/02/2013     09/02/2005 1           51,779
--------------------------------------------------------------------------------------------------------------------------
           85,000     Salinas Redevel. Agency Tax
                      Allocation (Central City
                      Revitalization)                            5.500       11/01/2023     11/01/2008 1           89,769
--------------------------------------------------------------------------------------------------------------------------
          105,000     San Bernardino County COP (Medical
                      Center)                                    5.500       08/01/2024     08/01/2006 1          106,407
--------------------------------------------------------------------------------------------------------------------------
           75,000     San Bernardino Joint Powers
                      Financing Authority (California
                      Department of Transportation Lease)        5.500       12/01/2020     12/01/2007 1           76,995
--------------------------------------------------------------------------------------------------------------------------
           25,000     San Bernardino Joint Powers
                      Financing Authority (Department of
                      Transportation)                            5.500       12/01/2020     12/01/2005 1           25,872
--------------------------------------------------------------------------------------------------------------------------
          150,000     San Bernardino Joint Powers
                      Financing Authority (Tax Allocation) 8     6.625       04/01/2026     04/01/2012 1          164,324
--------------------------------------------------------------------------------------------------------------------------
           40,000     San Buenaventura Public Facilities
                      Financing Authority                        5.750       06/01/2014     06/01/2005 1           40,907
--------------------------------------------------------------------------------------------------------------------------
           20,000     San Diego County Hsg. (Orange Glen
                      Apartments)                                6.150       08/01/2020     08/01/2005 1           20,475
--------------------------------------------------------------------------------------------------------------------------
           50,000     San Diego Industrial Devel. (San
                      Diego Gas & Electric Company)              5.900       06/01/2018     06/01/2005 1           50,410
--------------------------------------------------------------------------------------------------------------------------
           15,000     San Diego Industrial Devel. (San
                      Diego Gas & Electric Company)              5.900       09/01/2018     09/01/2005 1           15,117
--------------------------------------------------------------------------------------------------------------------------
          200,000     San Diego Industrial Devel. (San
                      Diego Gas & Electric Company)              5.900       09/01/2018     09/01/2005 1          201,866
--------------------------------------------------------------------------------------------------------------------------
          100,000     San Diego Public Facilities
                      Financing Authority                        5.000       05/15/2025     05/15/2007 1          101,131
--------------------------------------------------------------------------------------------------------------------------
           25,000     San Diego Public Facilities
                      Financing Authority                        5.250       05/15/2020     05/15/2005 1           25,040
--------------------------------------------------------------------------------------------------------------------------
           40,000     San Diego Sewer                            5.000       05/15/2023     05/15/2005 1           40,064
--------------------------------------------------------------------------------------------------------------------------
          310,000     San Diego Sewer, Series A                  5.250       05/15/2020     05/15/2005 1          314,554
--------------------------------------------------------------------------------------------------------------------------
           50,000     San Francisco Bay Area Rapid Transit
                      District                                   5.500       07/01/2015     07/01/2005 1           50,730
--------------------------------------------------------------------------------------------------------------------------
           50,000     San Francisco City & County Airports
                      Commission                                 5.500       05/01/2015     05/01/2008 1           53,121
--------------------------------------------------------------------------------------------------------------------------
           25,000     San Francisco City & County Airports
                      Commission                                 5.500       05/01/2016     05/01/2012 1           27,168
--------------------------------------------------------------------------------------------------------------------------
           15,000     San Francisco City & County Airports       5.500       05/01/2024     05/01/2010 1           15,976
                      Commission


9        |       OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

        PRINCIPAL                                                                            EFFECTIVE
           AMOUNT                                               COUPON        MATURITY       MATURITY*           VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          20,000     San Francisco City & County Airports
                      Commission                                 5.500%      05/01/2026     05/01/2007 1     $     20,594
--------------------------------------------------------------------------------------------------------------------------
           50,000     San Francisco City & County Airports
                      Commission                                 5.500       05/01/2026     05/01/2007 1           51,485
--------------------------------------------------------------------------------------------------------------------------
           50,000     San Francisco City & County Airports
                      Commission                                 5.625       05/01/2015     05/01/2006 1           51,597
--------------------------------------------------------------------------------------------------------------------------
           20,000     San Francisco City & County Airports
                      Commission                                 5.625       05/01/2016     05/01/2006 1           20,639
--------------------------------------------------------------------------------------------------------------------------
          100,000     San Francisco City & County Airports
                      Commission                                 5.625       05/01/2017     05/01/2006 1          104,160
--------------------------------------------------------------------------------------------------------------------------
          330,000     San Francisco City & County Airports
                      Commission                                 5.625       05/01/2021     05/01/2008 1          343,728
--------------------------------------------------------------------------------------------------------------------------
           35,000     San Francisco City & County Airports
                      Commission                                 5.625       05/01/2021     05/01/2006             36,118
--------------------------------------------------------------------------------------------------------------------------
           95,000     San Francisco City & County Airports
                      Commission                                 5.800       05/01/2021     05/01/2006 1           98,282
--------------------------------------------------------------------------------------------------------------------------
           90,000     San Francisco City & County Redevel.
                      Agency                                     6.750       07/01/2025     07/01/2005 1           92,080
--------------------------------------------------------------------------------------------------------------------------
           10,000     San Francisco City & County Redevel.
                      Agency (FHA Insured-Section 8)             6.850       07/01/2024     07/01/2005 1           10,025
--------------------------------------------------------------------------------------------------------------------------
           40,000     San Francisco City & County Redevel.
                      Agency (South Beach)                       5.700       03/01/2029     03/01/2006 1           40,317
--------------------------------------------------------------------------------------------------------------------------
           25,000     San Gabriel Valley Schools Financing
                      Authority (Pomona Unified School
                      District)                                  5.800       02/01/2019     08/01/2005 1           25,371
--------------------------------------------------------------------------------------------------------------------------
           25,000     San Gabriel Valley Schools Financing
                      Authority (Pomona Unified School District) 5.850       02/01/2020     08/01/2005 1           25,373
--------------------------------------------------------------------------------------------------------------------------
          100,000     San Gabriel Valley Schools Financing
                      Authority (Pomona Unified School District) 5.875       02/01/2021     02/01/2006 1          101,499
--------------------------------------------------------------------------------------------------------------------------
           50,000     San Jacinto Redevel. Agency                6.250       12/01/2023     12/01/2005 1           50,505
--------------------------------------------------------------------------------------------------------------------------
           70,000     San Jose Finance Authority, Series B       5.625       11/15/2018     05/15/2005 1           70,158
--------------------------------------------------------------------------------------------------------------------------
           45,000     San Jose Redevel. Agency                   5.750       08/01/2024     08/01/2005 1           45,557
--------------------------------------------------------------------------------------------------------------------------
           10,000     San Jose Redevel. Agency Tax
                      Allocation                                 5.000       08/01/2020     02/01/2006 1           10,115
--------------------------------------------------------------------------------------------------------------------------
           15,000     San Jose State University (Student Union)  5.875       11/01/2019     11/01/2005 1           15,531
--------------------------------------------------------------------------------------------------------------------------
          150,000     San Jose-Santa Clara Water Financing
                      Authority                                  5.250       11/15/2012     11/15/2005 1          153,539
--------------------------------------------------------------------------------------------------------------------------
            5,000     San Jose-Santa Clara Water Financing
                      Authority                                  5.375       11/15/2020     11/15/2005 1            5,116
--------------------------------------------------------------------------------------------------------------------------
           15,000     San Pablo Redevel. Agency                  6.000       12/01/2017     06/01/2005 1           15,339
--------------------------------------------------------------------------------------------------------------------------
           10,000     San Pablo Redevel. Agency (Tax
                      Allocation-Merged Project Area)            5.250       12/01/2023     12/01/2006 1           10,218
--------------------------------------------------------------------------------------------------------------------------
          100,000     Santa Cruz County Public Financing
                      Authority                                  5.500       08/01/2012     08/01/2005 1          102,694
--------------------------------------------------------------------------------------------------------------------------
           50,000     Santa Cruz Sewer (Secondary
                      Wastewater Treatment)                      5.700       11/01/2023     05/01/2005 1           50,120
--------------------------------------------------------------------------------------------------------------------------
          990,000     Santaluz Special Tax Community
                      Facilities District No. 2                  6.375       09/01/2030     09/01/2007 1        1,011,830
--------------------------------------------------------------------------------------------------------------------------


10       |       OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

        PRINCIPAL                                                                            EFFECTIVE
           AMOUNT                                                COUPON       MATURITY       MATURITY*           VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          50,000     Sausalito School District COP              5.650%      04/01/2008     10/01/2005 1     $     51,051
--------------------------------------------------------------------------------------------------------------------------
           50,000     Sausalito School District COP              5.750       04/01/2009     10/01/2005 1           51,051
--------------------------------------------------------------------------------------------------------------------------
           70,000     South Tahoe Joint Powers Financing
                      Authority                                  5.750       10/01/2025     10/01/2005 1           72,130
--------------------------------------------------------------------------------------------------------------------------
          230,000     South Tahoe Joint Powers Financing
                      Authority                                  6.000       10/01/2028     10/01/2005 1          236,746
--------------------------------------------------------------------------------------------------------------------------
           20,000     South Tahoe Redevel. Agency                6.700       10/01/2031     10/01/2013 1           20,991
--------------------------------------------------------------------------------------------------------------------------
          500,000     Southern CA Public Power Authority         5.000       07/01/2015     07/01/2005 1          500,975
--------------------------------------------------------------------------------------------------------------------------
          240,000     Southern CA Public Power Authority         5.500       07/01/2020     07/01/2005 1          240,038
--------------------------------------------------------------------------------------------------------------------------
           70,000     Southern CA Public Power Authority         5.500       07/01/2020     07/01/2005 1           70,149
--------------------------------------------------------------------------------------------------------------------------
            5,000     Southern CA Public Power Authority         5.500       07/01/2020     07/01/2005 1            5,006
--------------------------------------------------------------------------------------------------------------------------
          215,000     Southern CA Public Power Authority         6.000       07/01/2018     07/01/2005 1          220,175
--------------------------------------------------------------------------------------------------------------------------
          250,000     Southern CA Public Power Authority         7.000       07/01/2009     07/01/2005 1          258,200
--------------------------------------------------------------------------------------------------------------------------
          100,000     Southern CA Public Power Authority
                      Linked SAVRS & RIBS                        6.000       07/01/2012     07/01/2005 1          101,120
--------------------------------------------------------------------------------------------------------------------------
          120,000     Southern CA Tobacco Securitization
                      Authority (TASC)                           5.500       06/01/2036     08/18/2014 2          117,629
--------------------------------------------------------------------------------------------------------------------------
        1,000,000     Stockton Community Facilities
                      District (Brookside Estates)               6.200       08/01/2015     08/01/2005 1        1,038,570
--------------------------------------------------------------------------------------------------------------------------
           25,000     Stockton Health Facilities (Dameron
                      Hospital Association)                      5.700       12/01/2014     12/01/2007 1           26,288
--------------------------------------------------------------------------------------------------------------------------
           55,000     Stockton Public Financing Authority,
                      Series B                                   6.350       09/02/2010     09/02/2005 1           58,505
--------------------------------------------------------------------------------------------------------------------------
          750,000     Tejon Ranch Public Facilities
                      Finance Authority Special Tax
                      (Community Facilities District No.1)       7.200       09/01/2030     09/01/2005 1          775,493
--------------------------------------------------------------------------------------------------------------------------
           50,000     Tracy Community Facilities District
                      Special Tax (Plan C Properties)            5.700       08/01/2023     08/02/2010 1           51,517
--------------------------------------------------------------------------------------------------------------------------
           30,000     Tracy COP (Community Park & Civic
                      Center)                                    6.625       03/01/2018     09/01/2005 1           30,340
--------------------------------------------------------------------------------------------------------------------------
           50,000     Tri-City Hospital District                 5.750       02/01/2015     02/01/2006 1           50,630
--------------------------------------------------------------------------------------------------------------------------
           20,000     Tri-City Hospital District                 6.000       02/01/2022     08/01/2005 1           20,308
--------------------------------------------------------------------------------------------------------------------------
          250,000     Vacaville Public Financing Authority       5.400       09/01/2022     09/01/2005 1          251,750
--------------------------------------------------------------------------------------------------------------------------
          110,000     Vacaville Redevel. Agency (Vacaville
                      Community Hsg.)                            6.000       11/01/2024     11/01/2010 1          116,107
--------------------------------------------------------------------------------------------------------------------------
          150,000     Vallejo COP (Marine World
                      Foundation) 8                              7.000       02/01/2017     02/01/2007 1          157,941
--------------------------------------------------------------------------------------------------------------------------
           15,000     Ventura Port District COP                  6.375       08/01/2028     08/01/2010 1           15,367
--------------------------------------------------------------------------------------------------------------------------
          150,000     Vista Community Devel. Commission
                      (Vista Redevel.)                           6.000       09/01/2025     09/01/2005 1          154,439
--------------------------------------------------------------------------------------------------------------------------
          175,000     Washington Township Hospital District      5.500       07/01/2018     07/01/2005 1          175,341
--------------------------------------------------------------------------------------------------------------------------
           50,000     Washington Township Hospital District      5.500       07/01/2018     07/01/2005 1           50,216
--------------------------------------------------------------------------------------------------------------------------


11       |       OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

        PRINCIPAL                                                                            EFFECTIVE
           AMOUNT                                                COUPON       MATURITY       MATURITY*           VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          50,000     West Patterson Financing Authority
                      Special Tax                                6.600%      09/01/2033     03/01/2008 1     $     51,082
--------------------------------------------------------------------------------------------------------------------------
           20,000     West Sacramento Improvement
                      Bond Act 1915                              8.500       09/02/2017     11/01/2015 2           20,248
--------------------------------------------------------------------------------------------------------------------------
           60,000     West Sacramento Special Tax
                      Community Facilities District              6.650       09/01/2019     03/01/2010 1           64,721
--------------------------------------------------------------------------------------------------------------------------
           50,000     West Sacramento Special Tax
                      Community Facilities District No. 14       6.125       09/01/2021     03/01/2011 1           52,070
--------------------------------------------------------------------------------------------------------------------------
           15,000     Western Municipal Water Districts          7.125       09/02/2014     09/02/2005 1           15,577
                                                                                                             -------------
                                                                                                               48,650,636

U.S. POSSESSIONS--4.7%
          225,000     Puerto Rico HBFA                           6.250       04/01/2029     04/01/2006 1          231,224
--------------------------------------------------------------------------------------------------------------------------
            5,000     Puerto Rico HFC                            7.300       10/01/2006     10/01/2005 1            5,013
--------------------------------------------------------------------------------------------------------------------------
            5,000     Puerto Rico HFC                            7.500       10/01/2015     10/01/2005 1            5,009
--------------------------------------------------------------------------------------------------------------------------
          200,000     Puerto Rico Highway & Transportation
                      Authorty                                   5.000       07/01/2022     07/01/2005 1          200,556
--------------------------------------------------------------------------------------------------------------------------
          100,000     Puerto Rico ITEMECF (Cogeneration
                      Facilities)                                6.625       06/01/2026     06/01/2010 1          108,651
--------------------------------------------------------------------------------------------------------------------------
           40,000     Puerto Rico Port Authority, Series D       6.000       07/01/2021     07/01/2005 1           40,007
--------------------------------------------------------------------------------------------------------------------------
          570,000     Puerto Rico Port Authority, Series D       7.000       07/01/2014     07/01/2005 1          579,320
--------------------------------------------------------------------------------------------------------------------------
          225,000     University of Puerto Rico, Series O        5.375       06/01/2030     06/01/2006 1          227,655
--------------------------------------------------------------------------------------------------------------------------
          250,000     V.I. Public Finance Authority,
                      Series A                                   5.250       10/01/2024     10/01/2014 1          267,133
--------------------------------------------------------------------------------------------------------------------------
          160,000     V.I. Public Finance Authority,
                      Series A                                   5.500       10/01/2022     10/01/2010 1          166,933
                                                                                                             -------------
                                                                                                                 1,831,501
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $49,527,542)--130.7%                                                         50,482,137
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(30.7)                                                                 (11,870,573)
                                                                                                             -------------
NET ASSETS--100.0%                                                                                           $ 38,611,564
                                                                                                             =============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

      1. Optional call date; corresponds to the most conservative yield calculation.

      2. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

      3. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

4.    Represents a zero coupon bond.

5. Issue is in default. See accompanying Notes to Quarterly Statement of Investments.

6.    Non-income producing security.

7. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments.

8. Illiquid security. The aggregate value of illiquid securities as of April 30, 2005 was $1,791,003, which represents 4.64% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.


12       |       OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
SUMMARY OF RATINGS  APRIL 30, 2005
-------------------------------------------------------------------------

Distribution of investments by ratings category, as a percentage of total investments at value, is as follows:

RATINGS                                                          PERCENT
------------------------------------------------------------------------
AAA                                                               32.0%
AA                                                                 3.1
A                                                                  9.8
BBB                                                               49.0
BB                                                                 0.2
B                                                                  0.1
Not Rated                                                          5.8
                                                                 -------
TOTAL                                                            100.0%
                                                                 =======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG          Association of Bay Area Governments
CALC          Community Alzheimer's Living Center
CCH           Clovis Community Hospital
CDA           Communities Development Authority
COP           Certificates of Participation
FCH           Fresno Community Hospital
FHA           Federal Housing Agency
FNMA          Federal National Mortgage Association
GO            General Obligation
HBFA          Housing Bank and Finance Agency
HFA           Housing Finance Agency/Authority
HFC           Housing Finance Corp.
IBA           Improvement Bond Act 1915
INFLOS        Inverse Floating Rate Securities
ITEMECF       Industrial, Tourist, Educational, Medical and Environmental
               Community Facilities
RIBS          Residual Interest Bonds
SAVRS         Select Auction Variable Rate Securities
SCH           Sierra Community Hospital
SMCH          Sierra Meadows Convalescent Hospital
TASC          Tobacco Settlement Asset-Backed Bonds
V.I.          United States Virgin Islands


13       |       OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS  APRIL 30, 2005
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                    VALUE            PERCENT
---------------------------------------------------------------------
Tobacco Settlements                 $  12,013,311               23.8%
Special Tax                             7,041,920               13.9
Municipal Leases                        5,326,280               10.6
Special Assessment                      5,032,961               10.0
General Obligation                      3,503,667                6.9
Multifamily Housing                     3,282,638                6.5
Marine/Aviation Facilities              2,571,097                5.1
Electric Utilities                      2,405,987                4.8
Hospital/Health Care                    2,213,220                4.4
Pollution Control                       1,870,573                3.7
Sewer Utilites                            971,979                1.9
Higher Education                          744,405                1.5
Adult Living Facilities                   584,513                1.2
Single Family Housing                     582,215                1.1
Sales Tax Revenue                         526,145                1.0
Hotels, Restaurants & Leisure             412,260                0.8
Gas Utilities                             397,684                0.8
Water Utilities                           359,895                0.7
Education                                 287,878                0.6
Highways/Railways                         251,586                0.5
Student Loans                              45,329                0.1
Airlines                                   36,441                0.1
Resource Recovery                          10,141                0.0
Non-Profit Organization                    10,012                0.0
                                    ---------------------------------
                                    $  50,482,137              100.0%
                                    =================================


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $49,527,542
                                              ============

Gross unrealized appreciation                 $ 1,019,727
Gross unrealized depreciation                     (65,132)
                                              ------------
Net unrealized appreciation                   $   954,595
                                              ============


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not


14       |       OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $606,640 as of April 30, 2005. Including the effect of leverage, inverse floaters represent 1.06% of the Fund's total assets as of April 30, 2005.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower- yielding, higher-rated fixedincome securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2005, securities with an aggregate market value of $36,441, representing 0.09% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES. As of April 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


15       |       OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) Exhibits attached hereto. (Attach certifications as exhibits)


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund



 By:     /S/ JOHN V. MURPHY
         ----------------------------

         John V. Murphy

         Principal Executive Officer

 Date:   June 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By:     /S/ JOHN V. MURPHY
        ----------------------------

        John V. Murphy

        Principal Executive Officer

Date: June 15, 2005





By:     /S/ BRIAN W. WIXTED
        ----------------------------
        Brian W. Wixted
        Chief Financial Officer

Date: June 15, 2005